Schedule of Changes in Biological Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance as of January 1	₪ 5,023	₪ 822
Costs of growing medical cannabis plants	25,535	26,081
Change in fair value less selling costs	21	1,581
Transfer to inventory	(30,522)	(23,461)
Balance as of December 31	₪ 57	₪ 5,023